Quarterly Report
September 30, 2024
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.6%
General Dynamics Corp.	17,177	$5,190,890
Honeywell International, Inc.	2,641	545,921
Leidos Holdings, Inc.	5,912	963,656
		$6,700,467
Airlines – 0.2%
United Airlines Holdings, Inc. (a)	18,425	$1,051,331
Apparel Manufacturers – 1.2%
PVH Corp.	49,811	$5,022,443
Automotive – 0.8%
Aptiv PLC (a)	12,696	$914,239
General Motors Co.	8,412	377,194
Tesla, Inc. (a)	7,399	1,935,801
		$3,227,234
Biotechnology – 0.7%
Biogen, Inc. (a)	11,390	$2,207,838
Illumina, Inc. (a)	7,216	941,038
		$3,148,876
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.	1,961	$401,750
Citigroup, Inc.	43,646	2,732,240
		$3,133,990
Business Services – 1.7%
Accenture PLC, “A”	4,247	$1,501,230
Dropbox, Inc. (a)	17,577	446,983
Verisk Analytics, Inc., “A”	19,829	5,313,379
		$7,261,592
Chemicals – 0.5%
Eastman Chemical Co.	20,014	$2,240,567
Computer Software – 10.0%
Autodesk, Inc. (a)	2,640	$727,267
Microsoft Corp.	68,872	29,635,622
Salesforce, Inc.	28,422	7,779,386
ServiceNow, Inc. (a)	4,573	4,090,045
		$42,232,320
Computer Software - Systems – 6.6%
Apple, Inc.	120,433	$28,060,889
Construction – 2.6%
Builders FirstSource, Inc. (a)	22,005	$4,265,889
Essex Property Trust, Inc., REIT	14,715	4,347,105
Masco Corp.	26,241	2,202,670
		$10,815,664

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.0%
Colgate-Palmolive Co.	31,034	$3,221,639
Kimberly-Clark Corp.	36,378	5,175,862
		$8,397,501
Consumer Services – 0.7%
Booking Holdings, Inc.	684	$2,881,090
Electrical Equipment – 0.9%
Amphenol Corp., “A”	10,118	$659,289
TE Connectivity PLC	19,486	2,942,191
		$3,601,480
Electronics – 11.7%
Applied Materials, Inc.	26,156	$5,284,820
Broadcom, Inc.	11,594	1,999,965
Lam Research Corp.	7,472	6,097,750
NVIDIA Corp.	260,424	31,625,891
NXP Semiconductors N.V.	19,233	4,616,112
		$49,624,538
Energy - Independent – 3.2%
ConocoPhillips	33,118	$3,486,663
EOG Resources, Inc.	7,388	908,207
Phillips 66	38,364	5,042,948
Valero Energy Corp.	30,668	4,141,100
		$13,578,918
Energy - Integrated – 0.1%
Exxon Mobil Corp.	3,260	$382,137
Entertainment – 1.3%
Spotify Technology S.A. (a)	14,729	$5,428,078
Food & Beverages – 1.1%
General Mills, Inc.	34,792	$2,569,389
Mondelez International, Inc.	25,563	1,883,226
PepsiCo, Inc.	2,396	407,440
		$4,860,055
Health Maintenance Organizations – 1.6%
Cigna Group	18,210	$6,308,672
UnitedHealth Group, Inc.	767	448,450
		$6,757,122
Insurance – 4.8%
Ameriprise Financial, Inc.	13,145	$6,175,652
Berkshire Hathaway, Inc., “B” (a)	5,121	2,356,991
Corebridge Financial, Inc.	187,006	5,453,095
Equitable Holdings, Inc.	29,799	1,252,452
Everest Group Ltd.	3,125	1,224,469
Hartford Financial Services Group, Inc.	17,247	2,028,420
MetLife, Inc.	10,623	876,185
Reinsurance Group of America, Inc.	4,885	1,064,295
		$20,431,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 7.9%
Alphabet, Inc., “A”	60,159	$9,977,370
Alphabet, Inc., “C”	38,314	6,405,718
Meta Platforms, Inc., “A”	29,400	16,829,736
		$33,212,824
Machinery & Tools – 1.8%
AGCO Corp.	11,001	$1,076,558
CNH Industrial N.V.	164,488	1,825,817
Eaton Corp. PLC	5,962	1,976,045
Mueller Industries, Inc.	7,385	547,228
Timken Co.	4,864	409,987
Wabtec Corp.	8,775	1,595,032
		$7,430,667
Major Banks – 3.2%
JPMorgan Chase & Co.	29,999	$6,325,589
Wells Fargo & Co.	127,414	7,197,617
		$13,523,206
Medical & Health Technology & Services – 2.2%
IDEXX Laboratories, Inc. (a)	798	$403,165
IQVIA Holdings, Inc. (a)	5,232	1,239,827
McKesson Corp.	11,573	5,721,923
Universal Health Services, Inc.	1,881	430,768
Veeva Systems, Inc. (a)	7,557	1,585,988
		$9,381,671
Medical Equipment – 1.0%
Abbott Laboratories	8,922	$1,017,197
Becton, Dickinson and Co.	1,700	409,870
Boston Scientific Corp. (a)	12,024	1,007,611
Medtronic PLC	18,131	1,632,334
		$4,067,012
Natural Gas - Distribution – 0.4%
UGI Corp.	64,496	$1,613,690
Network & Telecom – 0.7%
Motorola Solutions, Inc.	4,069	$1,829,544
Qualcomm, Inc.	6,235	1,060,262
		$2,889,806
Oil Services – 0.5%
TechnipFMC PLC	75,214	$1,972,863
Other Banks & Diversified Financials – 4.5%
American Express Co.	20,080	$5,445,696
Mastercard, Inc., “A”	3,016	1,489,301
Northern Trust Corp.	20,307	1,828,239
Popular, Inc.	15,103	1,514,378
Visa, Inc., “A”	31,509	8,663,399
		$18,941,013
Pharmaceuticals – 6.7%
AbbVie, Inc.	45,369	$8,959,470
Eli Lilly & Co.	2,451	2,171,439
Johnson & Johnson	50,576	8,196,347
Merck & Co., Inc.	5,889	668,755
Organon & Co.	77,348	1,479,667

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Pfizer, Inc.	140,113	$4,054,870
Vertex Pharmaceuticals, Inc. (a)	6,281	2,921,167
		$28,451,715
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	3,250	$434,200
Railroad & Shipping – 1.2%
CSX Corp.	151,181	$5,220,280
Real Estate – 1.8%
Essential Properties Realty Trust, REIT	64,213	$2,192,874
Jones Lang LaSalle, Inc. (a)	17,715	4,779,684
W.P. Carey, Inc., REIT	11,132	693,524
		$7,666,082
Restaurants – 0.2%
Aramark	24,344	$942,843
Specialty Chemicals – 0.9%
RPM International, Inc.	31,958	$3,866,918
Specialty Stores – 7.8%
Amazon.com, Inc. (a)	94,161	$17,545,019
Home Depot, Inc.	13,677	5,541,920
O'Reilly Automotive, Inc. (a)	3,940	4,537,304
Target Corp.	34,752	5,416,447
		$33,040,690
Telecommunications - Wireless – 0.6%
SBA Communications Corp., REIT	2,850	$685,995
T-Mobile USA, Inc.	9,131	1,884,273
		$2,570,268
Tobacco – 1.3%
Altria Group, Inc.	106,469	$5,434,178
Utilities - Electric Power – 2.6%
Dominion Energy, Inc.	54,795	$3,166,603
DTE Energy Co.	3,528	453,031
Duke Energy Corp.	4,763	549,174
Edison International	33,152	2,887,208
PG&E Corp.	163,585	3,234,075
Vistra Corp.	4,797	568,636
		$10,858,727
Total Common Stocks		$420,356,504
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.07% (v)	2,932,491	$2,933,370

Other Assets, Less Liabilities – (0.1)%		(373,461)
Net Assets – 100.0%		$422,916,413
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,933,370 and $420,356,504, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$420,356,504	$—	$—	$420,356,504
Mutual Funds	2,933,370	—	—	2,933,370
Total	$423,289,874	$—	$—	$423,289,874
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,118,963	$48,269,382	$46,455,412	$149	$288	$2,933,370
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$95,727	$—